Prepaid Expenses - Summary of Prepaid Expenses (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of prepaid expenses [abstract]
Incremental costs of obtaining contracts	₩ 2,016,570	₩ 1,897,233
Others	111,779	121,457
Current prepaid expenses	2,128,349	2,018,690
Incremental costs of obtaining contracts	982,952	1,152,748
Others	80,759	87,117
Noncurrent prepayments	₩ 1,063,711	₩ 1,239,865